Commercial Mortgage Loans - Narrative (FY) (Details) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) rating loan	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) rating loan	Dec. 31, 2019 USD ($) rating loan	Dec. 31, 2018 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount						$ 2,714,734	$ 2,762,963
Initial risk rating of loans | rating				2.0		2.0
Weighted average risk rating of loans | rating				2.2		2.2	2.1
Mortgage loans written-off						$ 0	$ 14,937
REO investment		$ 0		$ 0		26,510	35,333
Gains (losses) on sales of investment real estate		1,112	$ 0	1,112	$ 0	1,851	$ 0	$ 0
Real Estate Acquired in Satisfaction of Debt
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impairment loss at time of transfer	$ 300
Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impairment loss at time of transfer						13,200
Commercial Mortgage Receivable, Held-For-Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
REO investment						14,000
Gains (losses) on sales of investment real estate						1,400
Commercial Mortgage Receivable, Held-For-Investment | Real Estate Acquired in Satisfaction of Debt
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans written-off				37,800		14,400
REO investment		37,500		37,500
Commercial Mortgage Receivable, Held-For-Investment | Land, Buildings and Improvements
Accounts, Notes, Loans and Financing Receivable [Line Items]
REO investment						11,600
Commercial Mortgage Receivable, Held-For-Investment | Land, Buildings and Improvements | Real Estate Acquired in Satisfaction of Debt
Accounts, Notes, Loans and Financing Receivable [Line Items]
REO investment		33,000		33,000
Commercial Mortgage Receivable, Held-For-Investment | Furniture and Fixtures
Accounts, Notes, Loans and Financing Receivable [Line Items]
REO investment						2,400
Commercial Mortgage Receivable, Held-For-Investment | Furniture and Fixtures | Real Estate Acquired in Satisfaction of Debt
Accounts, Notes, Loans and Financing Receivable [Line Items]
REO investment		4,500		$ 4,500
Commercial Mortgage Receivable, Held-For-Investment | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount						$ 2,714,734
Commercial Mortgage Receivable, Held-For-Investment | Commercial Portfolio Segment | Nonperforming Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of mezzanine loans funded | loan				1		2	1
Financing receivable, nonaccrual		$ 57,100		$ 57,100		$ 94,900	$ 57,100
Commercial Mortgage Receivable, Held-For-Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of mezzanine loans funded | loan				148		130	122
Carrying Amount						$ 2,722,863	$ 2,771,299
Commercial Mortgage Receivable, Held-For-Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of mezzanine loans funded | loan				11		3	7
Carrying Amount						$ 67,650	$ 112,488
Commercial Mortgage Receivable, Held-For-Investment, Asset Acquisition | Commercial Mortgage Receivable, Held-For-Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
REO investment						21,400
Gains (losses) on sales of investment real estate						400
Commercial Mortgage Receivable, Held-For-Investment, Asset Acquisition | Commercial Mortgage Receivable, Held-For-Investment | Real Estate Acquired in Satisfaction of Debt
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans written-off						21,100
Commercial Mortgage Receivable, Held-For-Investment, Asset Acquisition | Commercial Mortgage Receivable, Held-For-Investment | Land, Buildings and Improvements
Accounts, Notes, Loans and Financing Receivable [Line Items]
REO investment						18,900
Commercial Mortgage Receivable, Held-For-Investment, Asset Acquisition | Commercial Mortgage Receivable, Held-For-Investment | Furniture and Fixtures
Accounts, Notes, Loans and Financing Receivable [Line Items]
REO investment						$ 2,500